Selected Statements of Income Data	12 Months Ended
Dec. 31, 2025
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 14: - SELECTED STATEMENTS OF INCOME DATA

a.	Financial income, net:

	Years ended December 31,
	2025	2024	2023

Financial Income:
Interest income	$4,969	$4,692	$4,304
Foreign currency exchange gain	1,031	927	730
	6,000	5,619	5,034
Financial expenses:
Bank charges	(207)	(189)	(135)
Foreign currency exchange loss	(1,510)	(1,315)	(342)
	(1,717)	(1,504)	(477)
	$4,283	$4,115	$4,557

e.	Net income per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2025	2024	2023
Numerator:
Numerator for basic net income per Ordinary Share	$11,991	$6,968	$3,713
Numerator for dilutive net income per Ordinary Share	$11,991	$6,968	$3,713

Denominator:
Denominator for basic net income per Ordinary Share - weighted average number of Ordinary Shares	16,266,468	15,666,457	15,098,642
Effect of dilutive securities:
Share-based compensation granted	569,061	488,693	199,305
Denominator for diluted net income per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,835,529	16,155,150	15,297,947